Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Adirondack Small Cap Fund
Account Value [Line Items]
Account Value	$ 20,305	$ 18,785	$ 16,605	$ 16,048	$ 13,009	$ 15,932	$ 15,326	$ 14,680	$ 9,203	$ 7,547	$ 10,867	$ 11,806	$ 13,781	$ 12,689	$ 12,969	$ 12,188	$ 11,092	$ 9,958	$ 9,550	$ 11,152	$ 10,000
Russell 2000 [Member]
Account Value [Line Items]
Account Value	22,038	20,764	17,507	17,484	16,234	20,087	19,722	19,442	12,032	9,867	14,136	14,025	15,407	14,002	14,093	13,318	11,691	10,295	9,839	11,156	10,000
IShares Russell
Account Value [Line Items]
Account Value	21,681	20,442	17,283	17,272	16,061	19,890	19,572	19,342	11,957	9,771	14,055	13,977	15,353	13,951	14,070	13,281	11,660	10,274	9,822	11,148	10,000
Morningstar [Member]
Account Value [Line Items]
Account Value	$ 22,516	$ 21,472	$ 17,984	$ 17,901	$ 16,102	$ 19,693	$ 18,845	$ 18,464	$ 11,486	$ 8,987	$ 13,468	$ 13,476	$ 14,785	$ 13,566	$ 13,566	$ 12,997	$ 11,535	$ 10,398	$ 9,768	$ 11,183	$ 10,000